Related Parties Balances and Transactions (Details) - Schedule of accounts payable and accrued expenses transactions - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts payable and accrued expenses transactions [Abstract]
Consulting services	[1]	$ 120	$ 110
Legal fee	[2]	75
Total related party transactions		$ 195	$ 110

[1]	Including salary expenses to Company’s CEO. For further details on the consulting agreement with Company’s CEO, refer to Note 6d.
[2]	Including legal services provided to Company’s subsidiary by Company’s Chief Financial Officer with respect to an agreement between the Company and its Chief Financial Officer.